BUSINESS ACQUISITION	3 Months Ended
Mar. 31, 2021
BUSINESS ACQUISITION
BUSINESS ACQUISITION

NOTE 2. BUSINESS ACQUISITION

On May 13, 2020, we received approval of the transaction and transfer of the Dalton Adventures, LLC (“Seller”) license from the Colorado Marijuana Enforcement Division. On May 25, 2020, we finalized the acquisition, pursuant to which we acquired the assets of the Seller that constitute the business of SevenFive Farm, a cultivation facility in Boulder, Colorado, whereby we acquired fixed assets, inventory, a cultivation license and the tradename. The purchase price paid by the Company to the Seller was 8,859,117 shares of common stock. The shares issued have not been registered and are restricted shares under applicable U.S. federal and state securities laws and their resale may be made only pursuant to registration under the Securities Act or an available exemption from registration. The closing price of General Cannabis Corp’s common stock on May 13, 2020, the date of license transfer, was $0.38 per share, as such, fair value of consideration is $3,808,951. The purchase agreement had a provision whereby the Seller may require us to repurchase in cash 25% of the shares issued to the owner of Dalton Adventures, LLC at a repurchase price equal to the same volume weighted average price used to determine the number of shares issued to the owner of Dalton Adventures, LLC at closing. As a result, we recorded a liability using Black-Scholes in the amount of $442,487 and reduced additional paid-in capital. In December 2020, the Seller waived his right to this provision in the purchase agreement and no longer has the possibility of the buyback of the shares. Therefore, no stock put liability is recorded as of December 31, 2020 and the liability was reversed into equity. As March 31, 2021, we have completed the allocation of the purchase price. As of March 31, 2021, the condensed consolidated balance sheet includes an allocation of fixed assets, inventory, intangible assets and goodwill.

The purchase price allocation is as follows:

Inventories	$185,261
Fixed assets	89,490
Customer relationships	50,000
Tradename	1,000,000
Goodwill	2,484,200
$3,808,951

The accompanying condensed consolidated financial statements include the results of SevenFive from the date of acquisition for financial reporting purposes, May 13, 2020. The pro forma effects of the acquisition on the results of operations as if the transaction had been completed on January 1, 2020, are as follows:

	Three months ended
	March 31,
	2021	2020
Total revenues	$1,647,990	$2,312,231
Net loss attributable to common stockholders	$(2,359,068)	$(1,814,318)
Net loss per common share:	$(0.04)	$(0.04)
Weighted average number of basic and diluted common shares outstanding	61,563,379	48,554,007

The unaudited proforma results of operations are presented for information purposes only. The unaudited pro-forma results are not intended to present actual results that would have been attained had the acquisition been completed as of January 1, 2020, or to project potential operating results as of any future date or for any future periods.